ACCOUNTS RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 26, 2014		Sep. 27, 2013
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at December 27, 2013	$ 3,595
Charged to expense	2,186		1,816
Deductions	(1,654)	[1]
Balance at September 26, 2014	$ 4,127

[1]	Accounts receivable previously charged to expense, written-off as uncollectible, net of recoveries.